Exhibit 99.1

World Omni Auto Receivables Trust 2018-B
Monthly Servicer Certificate
August 31, 2021

Dates Covered
Collections Period	08/01/21 - 08/31/21
Interest Accrual Period	08/16/21 - 09/14/21
30/360 Days	30
Actual/360 Days	30
Distribution Date	09/15/21

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 07/31/21	157,857,265.58	14,114
Yield Supplement Overcollateralization Amount 07/31/21	5,713,540.38	0
Receivables Balance 07/31/21	163,570,805.96	14,114
Principal Payments	9,751,775.88	334
Defaulted Receivables	66,119.30	4
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 08/31/21	5,192,916.53	0
Pool Balance at 08/31/21	148,559,994.25	13,776

Pool Statistics	$ Amount	# of Accounts
Pool Factor	17.45%
Prepayment ABS Speed	1.21%
Aggregate Starting Principal Balance	881,240,341.17	36,325

Delinquent Receivables:
Past Due 31-60 days	1,530,727.61	96
Past Due 61-90 days	399,310.89	28
Past Due 91-120 days	14,178.83	4
Past Due 121+ days	0.00	0
Total	1,944,217.33	128

Total 31+ Delinquent as % Aggregate Ending Principal Balance	1.26%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.27%
Delinquency Trigger Occurred	NO

Recoveries	96,644.44
Aggregate Net Losses/(Gains) - August 2021	(30,525.14)
Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	-0.22%
Prior Net Losses Ratio	-0.31%
Second Prior Net Losses Ratio	-0.50%
Third Prior Net Losses Ratio	-0.56%
Four Month Average	-0.40%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.99%

Overcollateralization Target Amount	8,171,418.89
Actual Overcollateralization	8,171,418.89
Weighted Average Contract Rate	3.01%
Weighted Average Contract Rate, Yield Adjusted	6.08%
Weighted Average Remaining Term	27.72

Flow of Funds	$ Amount
Collections	10,260,107.96
Investment Earnings on Cash Accounts	52.77
Servicing Fee	(136,309.00)
Transfer to Collection Account	0.00
Available Funds	10,123,851.73

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	0.00
(2) Class A Interest	308,917.65
(3) Noteholders' First Priority Principal Distributable Amount	0.00
(4) Class B Interest	64,773.67
(5) Noteholders' Second Priority Principal Distributable Amount	1,125,852.44
(6) Required Reserve Account	0.00
(7) Noteholders' Principal Distributable Amount	8,171,418.89
(8) Asset Representation Reviewer Amounts (in excess of 1)	0.00
(9) Distribution to Certificateholders	452,889.08

Total Distributions of Available Funds	10,123,851.73

Servicing Fee	136,309.00
Unpaid Servicing Fee	0.00
Change in amount of the unpaid servicing fee from the prior period	0.00

Note Balances & Note Factors	$ Amount
Original Class A	778,320,000.00
Original Class B	24,520,000.00

Total Class A & B
Note Balance @ 08/16/21	149,685,846.69
Principal Paid	9,297,271.33
Note Balance @ 09/15/21	140,388,575.36

Class A-1
Note Balance @ 08/16/21	0.00
Principal Paid	0.00
Note Balance @ 09/15/21	0.00
Note Factor @ 09/15/21	0.0000000%

Class A-2
Note Balance @ 08/16/21	0.00
Principal Paid	0.00
Note Balance @ 09/15/21	0.00
Note Factor @ 09/15/21	0.0000000%

Class A-3
Note Balance @ 08/16/21	53,445,846.69
Principal Paid	9,297,271.33
Note Balance @ 09/15/21	44,148,575.36
Note Factor @ 09/15/21	16.1834954%

Class A-4
Note Balance @ 08/16/21	71,720,000.00
Principal Paid	0.00
Note Balance @ 09/15/21	71,720,000.00
Note Factor @ 09/15/21	100.0000000%

Class B
Note Balance @ 08/16/21	24,520,000.00
Principal Paid	0.00
Note Balance @ 09/15/21	24,520,000.00
Note Factor @ 09/15/21	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	373,691.32
Total Principal Paid	9,297,271.33
Total Paid	9,670,962.65

Class A-1
Coupon	2.25000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	2.57000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2 Holders	0.00

Class A-3
Coupon	2.87000%
Interest Paid	127,824.65
Principal Paid	9,297,271.33
Total Paid to A-3 Holders	9,425,095.98

Class A-4
Coupon	3.03000%
Interest Paid	181,093.00
Principal Paid	0.00
Total Paid to A-4 Holders	181,093.00

Class B
Coupon	3.17000%
Interest Paid	64,773.67
Principal Paid	0.00
Total Paid to B Holders	64,773.67

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.4654618
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	11.5804785
Total Distribution Amount	12.0459403

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0000000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.4685654
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	34.0809066
Total A-3 Distribution Amount	34.5494720

A-4 Interest Distribution Amount	2.5250000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	2.5250000

B Interest Distribution Amount	2.6416668
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	2.6416668

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	121.09
Noteholders' Principal Distributable Amount	878.91

Account Balances	$ Amount
Reserve Account
Balance as of 08/16/21	2,042,854.72
Investment Earnings	45.28
Investment Earnings Paid	(45.28)
Deposit/(Withdrawal)	-
Balance as of 09/15/21	2,042,854.72
Change	-

Required Reserve Amount	2,042,854.72

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$296,238.18	$583,067.02	$500,674.56
Number of Extensions	20	38	32
Ratio of extensions to Beginning of Period Receivables Balance	0.18%	0.34%	0.27%